STOCK OPTIONS (Narrative) (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2014	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2016	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercised during period (shares)						5,000
Proceeds from exercise of options						$ 5,000
Stock-based compensation, options vested (value)			$ 39,905	$ 119,764	$ 286,248	$ 233,310
Unamortized cost of outstanding stock-based awards			$ 263,460		$ 345,000
Weighted average remaining vesting period			2 years		2 years
Options outstanding, intrinsic value			$ 0	130,000	$ 0
Intrinsic value of stock options outstanding and exercisable			$ 0	$ 130,000
Options granted					275,000	135,000
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted during period (shares)					137,500	112,500
Expiration period of options granted					10 years	10 years
Expected volatility rate of options granted					76.26%	81.84%
Expected discount rate of options granted					2.19%	1.62%
Expected dividend yield of options granted					0.00%	0.00%
Expected life of options granted					5 years	5 years
Grant-date fair value of options granted					$ 233,000	$ 300,000
Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted during period (shares)		312,500			140,000	22,500
Expected volatility rate of options granted						76.26%
Expected discount rate of options granted					2.17%	2.17%
Expected dividend yield of options granted					0.00%	0.00%
Expected life of options granted					5 years	5 years
Grant-date fair value of options granted		$ 220,000			$ 131,000	$ 88,000
Options exercised during period (shares)	5,000
Options exercised during period, exercise price	$ 1.00
Proceeds from exercise of options	$ 5,000
Minimum [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of options or warrants granted					0 months	0 months
Minimum [Member] | Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of options granted					3 years	5 years
Vesting period of options or warrants granted					0 months	0 months
Expected volatility rate of options granted (minimum)					76.26%
Maximum [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of options or warrants granted					36 months	36 months
Maximum [Member] | Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of options granted					10 years	10 years
Vesting period of options or warrants granted					36 months	36 months
Expected volatility rate of options granted (maximum)					107.51%